GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 2,958,293	$ 1,485
Working capital	(56,130,854)
Net Cash Provided by (Used in) Operating Activities	(2,487,213)	(1,037,843)
Retained Earnings (Accumulated Deficit)	(298,409,685)	(301,185,712)
Proceeds from issuance of convertible notes	27,585,450	637,000
Proceeds from issuance of non-convertible notes	1,465,053	82,911
Proceeds from advances for construction	70,452	3,696
Proceeds from advances from related parties	122,865
Sales of series X preferred shares value	$ 200,000